CONTRACT ASSETS, NET	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
CONTRACT ASSETS, NET

NOTE 4. CONTRACT ASSETS, NET

Contract assets, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Contract assets	7,193,947	19,784,193
Less: allowance for credit loss	(750,000)	(2,450,000)
	6,443,947	17,334,193

The Group recorded provision for allowance for credit loss of contract assets of HK$307,040, HK$60,000, and HK$1,700,000 for the years ended September 30, 2023, 2024, and 2025, respectively.

Movement of provision for allowance for credit loss of contract assets is as follows:

	For the Years Ended September 30,
	2024	2025
	HK$	HK$
Balance at beginning of the year	307,040	750,000
Retrospective adjustment upon adoption of ASC 326	382,960	—
Provision for the year	60,000	1,700,000
Balance at end of the year	750,000	2,450,000